GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Balance at beginning of year	$ 66,640	$ 65,787
Goodwill impairment charge	(1,855)	0
Translation adjustments	(4,867)	853
Balance at the end of year	$ 59,918	$ 66,640